Financial risk management - Concentration by geographic location for financial instrument, net of allowance (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	₩ 613,604,148	₩ 587,134,608
Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	439,519,266	413,369,169
Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	20,137,657	14,166,508
Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	183,539,365	186,358,002
Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	15,481,390	15,251,465
Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	192,985,692	172,527,573
Due from banks and loans at amortized cost | Credit card
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	27,375,162	25,065,621
Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,415,295	1,717,606
Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	135,214	34,262
Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,280,081	1,683,344
Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	51,604,186	58,310,838
Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	62,093,908	63,806,919
Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	57,971,493	49,930,076
Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	18,226,546	16,745,707
Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	205,255,277	193,853,866
Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	223,481,823	210,599,573
Korea
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	547,651,062	529,659,213
Korea | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	387,016,442	368,353,849
Korea | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	5,956,111	4,310,888
Korea | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	171,780,848	175,777,754
Korea | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	11,251,561	11,807,591
Korea | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	170,961,934	151,625,249
Korea | Due from banks and loans at amortized cost | Credit card
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	27,065,988	24,832,367
Korea | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,620,074	1,113,229
Korea | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	109,098
Korea | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,510,976	1,113,229
Korea | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	48,322,318	53,942,627
Korea | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	55,849,223	59,353,250
Korea | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	54,843,005	46,896,258
Korea | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	16,426,498	15,451,432
Korea | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	194,236,727	182,701,367
Korea | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	210,663,225	198,152,799
USA
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	13,315,852	11,734,273
USA | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	7,277,420	6,408,948
USA | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,259,951	1,525,158
USA | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	403,445	392,882
USA | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	915,306	796,405
USA | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	3,687,701	3,684,068
USA | Due from banks and loans at amortized cost | Credit card
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	11,017	10,435
USA | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	311,223	316,775
USA | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	26,116	34,262
USA | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	285,107	282,513
USA | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,602,598	2,359,478
USA | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	3,104,384	1,871,526
USA | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,020,227	777,546
USA | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	118,951	156,225
USA | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,312,830	686,381
USA | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,431,781	842,606
England
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,753,169	917,150
England | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,225,009	497,787
England | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	765,128	235,591
England | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	8,199	7,683
England | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	0
England | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	451,254	254,051
England | Due from banks and loans at amortized cost | Credit card
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	428	462
England | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	82,172
England | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	82,172
England | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	252,390	255,023
England | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	193,598	164,340
England | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	23,481	4,690
England | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	317,335	260,036
England | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	340,816	264,726
Japan
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	12,434,406	11,051,779
Japan | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	11,795,429	10,445,822
Japan | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	879,022	450,689
Japan | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	4,357,325	4,338,281
Japan | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,404,163	1,279,012
Japan | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	5,152,628	4,375,807
Japan | Due from banks and loans at amortized cost | Credit card
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,291	2,033
Japan | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	17,829	19,274
Japan | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	17,829	19,274
Japan | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	58,255	91,766
Japan | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	348,240	250,768
Japan | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	214,653	244,149
Japan | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	47,805	28,725
Japan | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	550,116	771,183
Japan | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	597,921	799,908
Germany
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,268,999	917,238
Germany | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,211,324	845,991
Germany | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	675,370	530,688
Germany | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	3,716	3,111
Germany | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	426,747	217,773
Germany | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	105,205	94,186
Germany | Due from banks and loans at amortized cost | Credit card
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	286	233
Germany | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	23,610	19,048
Germany | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	34,065	52,199
Germany | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	44,203	13,374
Germany | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	42,230	87,080
Germany | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	86,433	100,454
Vietnam
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	9,638,877	8,570,987
Vietnam | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	8,787,509	7,520,113
Vietnam | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,793,330	1,676,080
Vietnam | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	3,183,424	2,412,670
Vietnam | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	345,843	248,301
Vietnam | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	3,228,817	3,012,133
Vietnam | Due from banks and loans at amortized cost | Credit card
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	236,095	170,929
Vietnam | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	31,952	27,613
Vietnam | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	92,940	120,884
Vietnam | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	726,476	902,377
Vietnam | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	329,904	382,307
Vietnam | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,816,773	2,772,750
Vietnam | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,146,677	3,155,057
China
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	9,882,049	8,899,560
China | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	9,066,611	8,063,885
China | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	3,861,678	2,677,445
China | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,030,305	1,944,105
China | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	441,551	462,308
China | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,694,661	2,947,746
China | Due from banks and loans at amortized cost | Credit card
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	38,416	32,281
China | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	16,469	76,107
China | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	688,085	679,527
China | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	110,884	80,041
China | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,015,543	617,574
China | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,548,483	2,157,388
China | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	3,564,026	2,774,962
Other country
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	17,659,734	15,384,408
Other country | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	13,139,522	11,232,774
Other country | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	3,947,067	2,759,969
Other country | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,772,103	1,481,516
Other country | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	696,219	440,075
Other country | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	6,703,492	6,534,333
Other country | Due from banks and loans at amortized cost | Credit card
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	20,641	16,881
Other country | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	383,997	268,328
Other country | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	383,997	268,328
Other country | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,296,594	1,539,176
Other country | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,783,373	1,314,425
Other country | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,056,248	1,029,705
Other country | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	220,161	91,380
Other country | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	4,430,783	4,417,681
Other country | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	₩ 4,650,944	₩ 4,509,061